 39115-P3 04/26

PUTNAM FUNDS TRUST

SUPPLEMENT DATED APRIL 17, 2026 TO THE

SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED JANUARY 1, 2026 OF

PUTNAM FOCUSED EQUITY FUND (THE “FUND”)

All changes described below are effective April 30, 2026.

I. The following is added to the sections titled “Your fund’s management – Portfolio managers” and “Fund summary – Your fund’s management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus, respectively:

Kathryn Lakin

Portfolio Manager of Putnam Management and portfolio manager of the fund since April 2026.

Matthew LaPlant, CFA

Portfolio Manager of Putnam Management and portfolio manager of the fund since April 2026.

II. The following is added to the section titled “Who oversees and manages the fund? – Portfolio managers” in the Fund’s Prospectus:

Kathryn Lakin, Portfolio Manager of Putnam Management
Ms. Lakin has been a portfolio manager of the fund since April 2026. She joined Putnam Management in 2012.

Matthew LaPlant, CFA, Portfolio Manager of Putnam Management
Mr. LaPlant has been a portfolio manager of the fund since April 2026. He joined Putnam Management in 2000.

III.  The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Millions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Millions) ($)
Kathryn Lakin*	Registered Investment Companies	4	3,379.10	None	None
	Other Pooled Investment Vehicles	5	1,818.20	None	None
	Other Accounts	4	206.20	None	None

Matthew LaPlant*	Registered Investment Companies	2	775.60	None	None
	Other Pooled Investment Vehicles	3	1,498.40	None	None
	Other Accounts	4	206.20	None	None

*Information provided as of February 28, 2026.

IV. The following is added to the table in the section titled “PORTFOLIO MANAGERS – Portfolio managers’ securities ownership” in the Fund’s SAI:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Kathryn Lakin*	50,001 – 100,000
Matthew LaPlant*	10,001 - 50,000

*Information provided as of April 15, 2026.

Shareholders should retain this Supplement for future reference.